Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable consisted of the following:
	As of
	December 31, 2023	June 30, 2024
	$	$
		Unaudited
Accounts receivable	2,813	2,766
Less: Allowance for credit losses	(533)	(509)
Accounts receivable, net	2,280	2,257